Share-based Compensation - Prime Hubs Restricted Shares Plan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses	¥ 1,010,140	¥ 187,094	¥ 333,495